PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 138,206	$ 66,645	$ 25,478
Less accumulated depreciation	(43,400)	(31,651)	(25,478)
Property and equipment, net	94,806	34,994	0
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	72,570	63,517	25,478
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	4,968	3,128	$ 0
Equipment under capital lease [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 60,668	$ 0